Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		$ 37,457	$ 57,936
Contract asset		3,501	2,472
Deferred income tax liability		60,472	59,502
Noncontrolling interest		17,567	17,713
Operating lease liability		25,739	25,255
Operating lease right-of-use assets		24,714	24,039
Other current assets		(20,231)	(18,364)
Cash		2,842
Cash and cash equivalents		9,740	12,130	$ 5,204			$ 50,498
Equipment inventories		$ 3,592	2,864
Estimated period of ultimate revenues, from initial release or from delivery of first episode (years)		10 years
FCC licenses - typical term (in years)		10 years
Estimated economic useful life		22 years 3 months 18 days
Amortization expense		$ 8,239	$ 7,932	$ 8,347
Diluted earnings per share attributable to Common Stock (in dollars per share)		$ (0.75)	$ 1.89	$ 2.85
Wireless licenses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life		24 years 7 months 6 days
Orbital slots
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life		15 years
Money Market Funds and Other Cash Equivalents
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents		$ 6,898
Foreign Jurisdictions
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		$ 2,205
Minimum | Software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period for capitalized software costs		3 years
Maximum | Software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period for capitalized software costs		7 years
Mexico | Wireless licenses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life		25 years
Communications | Orbital slots | Intangible Assets, Amortization Period
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life	15 years
Amortization expense		$ 1,504
Diluted earnings per share attributable to Common Stock (in dollars per share)		$ 0.16
Latin America | Trade names | Intangible Assets, Amortization Period
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life		15 years
ASU 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ (293)
Allowance for credit loss	395
Contract asset	(10)
Deferred income tax liability	(105)
Noncontrolling interest	$ (7)
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings					$ 316
Operating lease liability					22,121
Operating lease right-of-use assets					22,121
Net Assets					20,960
ASU 2019-02 | Programming Inventory Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets					2,274
Other assets					$ 2,274
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings						$ 2,342
Contract asset						1,737
Deferred income tax liability						787
Noncontrolling interest						35
Other assets						(239)
Deferred contract acquisition costs						1,454
Other liabilities						(212)
ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings						$ 658